UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund: BlackRock Build America Bond Trust (BBN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Build America Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 3.0%
Phoenix Civic Improvement Corp., RB, Series C (NPFGC), 6.00%, 7/01/35	$10,000	$10,440,100
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, 4.84%, 1/01/41 (a)	25,000	28,933,750
		39,373,850
California — 31.1%
Alameda County Joint Powers Authority, RB, Build America Bonds, Recovery, Series Z, 7.05%, 12/01/44 (a)	13,300	16,566,613
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.92%, 4/01/40	13,700	18,488,150
Series S-3, 6.91%, 10/01/50	14,000	19,119,800
California State Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	18,145	22,579,638
California State University, RB, Build America Bonds, 6.48%, 11/01/41	2,125	2,548,959
City of San Jose CA, Refunding ARB, Series B (AGM), 6.60%, 3/01/41	10,000	10,659,900
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	16,081,319
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (a)	10,000	13,069,800
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 7/01/40 (a)	37,500	42,606,750
7.00%, 7/01/41	17,225	20,520,315
Metropolitan Water District of Southern California, RB, Build America Bonds, 6.95%, 7/01/40 (a)	12,000	14,461,560
Orange County Local Transportation Authority, RB, Build America Bonds, Series A, 6.91%, 2/15/41 (a)	5,000	6,810,300
Palomar Community College District, GO, Build America Bonds, 7.19%, 8/01/45	7,500	8,772,225
Rancho Water District Financing Authority, RB, Build America Bonds, 6.34%, 8/01/40 (a)	20,000	21,397,400
Riverside Community College District, GO, Build America Bonds, Series EL, 7.02%, 8/01/40	11,000	12,282,160
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Series SU, 6.63%, 7/01/40	31,000	33,655,460
San Francisco City & County Public Utilities Commission, RB, Build America Bonds, Series D, 6.00%, 11/01/40 (a)	21,255	25,876,687

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Build America Bonds:
7.63%, 3/01/40	$8,950	$11,927,575
7.60%, 11/01/40	15,000	19,989,150
Various Purpose, 7.55%, 4/01/39	9,035	11,947,703
University of California, RB, Build America Bonds (a):
5.95%, 5/15/45	24,000	29,130,240
6.30%, 5/15/50	26,310	30,605,897
		409,097,601
Colorado — 3.6%
Denver Public Schools, COP, Refunding, Series B, 7.02%, 12/15/37	6,000	7,583,640
Regional Transportation District, COP, Build America Bonds, 7.67%, 6/01/40	28,000	34,317,360
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	5,688,450
		47,589,450
District of Columbia — 2.6%
Metropolitan Washington Airports Authority, RB, Build America Bonds:
7.46%, 10/01/46	4,525	5,277,100
Series D, 8.00%, 10/01/47	10,750	13,182,725
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	15,676,950
		34,136,775
Florida — 2.4%
City of Sunrise Florida, RB, Build America Bonds, Series B, 5.91%, 10/01/35 (a)	25,000	27,525,500
County of Pasco Florida, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,647,285
Town of Davie Florida, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,749,450
		31,922,235
Georgia — 5.3%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds:
6.66%, 4/01/57	20,665	23,246,058
Series PL, 6.64%, 4/01/57	32,084	36,524,426
Series PL, 7.06%, 4/01/57	10,000	10,575,000
		70,345,484

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Hawaii — 2.7%
University of Hawaii, RB, Build America Bonds:
Series A, 6.03%, 10/01/40	$2,500	$2,681,075
Series B, 6.03%, 10/01/40	30,500	32,471,825
		70,345,484
Illinois — 20.3%
Chicago Board of Education, GO, Build America Bonds:
6.52%, 12/01/40	27,300	32,913,699
Series E, 6.14%, 12/01/39	3,495	3,992,583
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	16,015	18,728,422
Series A, 6.90%, 12/01/40	4,075	4,953,529
Series B, 6.90%, 12/01/40	4,900	5,956,391
City of Chicago Illinois, GO, Build America Bonds:
Direct Payment, Series B, 7.52%, 1/01/40	1,000	1,267,790
Recovery, Series Z, 6.26%, 1/01/40	22,180	23,942,423
City of Chicago Illinois, RB, Build America Bonds:
6.85%, 1/01/38 (a)	30,110	33,834,607
6.40%, 1/01/40	1,500	1,896,720
6.74%, 11/01/40 (a)	15,250	19,681,040
City of Chicago Illinois, Refunding RB, Build America Bonds, 6.90%, 1/01/40 (a)	36,000	44,810,640
Cook County Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34	5,000	5,642,300
Illinois Finance Authority, RB, Series A, 5.75%, 8/15/34	5,000	5,402,900
Illinois Municipal Electric Agency, RB, Build America Bonds, 7.29%, 2/01/35	15,000	18,983,400
Northern Illinois Municipal Power Agency, RB, Build America Bonds, 7.82%, 1/01/40	5,000	6,867,300
State of Illinois, GO, Build America Bonds, 7.35%, 7/01/35	34,295	39,087,726
		267,961,470
Indiana — 2.7%
Indiana Finance Authority, RB, Build America Bonds, 6.60%, 2/01/39	7,900	10,209,802
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, 5.59%, 1/01/42	22,290	24,787,149
		34,996,951
Iowa — 0.2%
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series A, 6.50%, 6/01/23	2,640	2,502,218

Municipal Bonds	Par (000)	Value
Kentucky — 1.6%
City of Wickliffe, RB, Westvaco Corp, Project, 7.67%, 1/15/27 (b)	$9,400	$9,751,090
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30	10,000	10,867,700
		20,618,790
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, 6.75%, 7/01/36	5,000	5,621,200
Maryland — 0.1%
Maryland Community Development Administration, RB, Residential, Series I, 6.50%, 3/01/43	1,000	1,020,620
Massachusetts — 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery, Series Z, 5.73%, 6/01/40 (a)	5,000	6,432,050
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	12,000	13,662,240
		20,094,290
Michigan — 1.9%
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40	10,000	10,479,100
Michigan State University, RB, Build America Bonds, 6.17%, 2/15/50	5,500	6,625,520
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,461,200
Wayne County, RB, Recovery Zone Economic Development Bonds, 10.00%, 12/01/40	5,000	5,729,100
		25,294,920
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, 5.93%, 1/01/43	8,000	8,798,320
Western Minnesota Municipal Power Agency, RB, Build America Bonds, 6.77%, 1/01/46	5,000	6,444,700
		15,243,020
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, 6.41%, 1/01/40	5,000	6,209,650
Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, 7.73%, 1/01/39	11,000	14,353,240
University of Missouri, RB, Build America Bonds, 5.79%, 11/01/41 (a)	7,000	8,860,880
		23,214,120

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 1.1%
County of Clark Nevada, RB, Build America Bonds:
Series B, 6.88%, 7/01/42	$10,000	$11,333,100
Series C, 6.82%, 7/01/45	2,000	2,712,960
		14,046,060
New Jersey — 14.3%
Camden County Improvement Authority, RB, Build America Bonds, 7.75%, 7/01/34	5,000	5,720,200
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35 (a)	15,000	16,580,550
Series A (NPFGC), 7.43%, 2/15/29	17,502	22,471,343
New Jersey State Housing & Mortgage Finance Agency, RB, Series C (AGM), 6.65%, 11/01/44 (a)	19,885	20,322,072
New Jersey State Turnpike Authority, RB, Build America Bonds:
7.41%, 1/01/40	6,790	9,846,519
Series A, 7.10%, 1/01/41	34,000	47,538,460
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	9,768,625
Series C, 5.75%, 12/15/28	7,500	8,669,775
Series C, 6.10%, 12/15/28 (a)	42,500	48,108,300
		189,025,844
New York — 13.4%
City of New York New York, GO, Build America Bonds, 5.82%, 10/01/31	15,000	17,000,250
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	2,220	2,825,749
7.34%, 11/15/39	13,245	19,114,124
Series TR, 6.69%, 11/15/40	13,000	16,526,120
New York City Municipal Water Finance Authority, RB, Build America Bonds:
5.79%, 6/15/41 (a)	25,000	27,620,500
6.45%, 6/15/41 (a)	6,300	7,338,492
6.12%, 6/15/42	2,445	2,785,711
6.49%, 6/15/42 (a)	2,000	2,302,140
Second General Resolution, 6.28%, 6/15/42 (a)	20,000	22,970,200
New York City Transitional Finance Authority, RB, Build America Bonds (a):
5.57%, 11/01/38	19,000	23,109,130
Series FU, 6.27%, 8/01/39	14,795	16,541,846
New York State Dormitory Authority, RB, Build America Bonds, 5.39%, 3/15/40 (a)	15,000	17,912,550
		176,046,812

Municipal Bonds	Par (000)	Value
Ohio — 6.6%
American Municipal Power-Ohio, Inc., RB, Combined Hydroelectric Projects, Build America Bonds, Series B, 7.83%, 2/15/41	$10,000	$13,727,400
County of Hamilton Ohio, RB, Build America Bonds, Series GT, 6.50%, 12/01/34	7,000	8,210,020
Franklin County Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42	30,365	35,662,174
Mariemont City School District, GO, Build America Bonds, 6.55%, 12/01/47	10,055	10,713,301
Princeton City School District, GO, Refunding, Build America Bonds, Series SC (a):
6.09%, 12/01/40	9,290	10,179,518
6.39%, 12/01/47	8,225	9,081,798
		87,574,211
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series M, 6.44%, 1/01/45	3,500	4,055,520
Pennsylvania — 1.1%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, 6.53%, 6/15/39	12,250	14,398,283
Puerto Rico — 0.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,862,250
South Carolina — 1.3%
South Carolina State Public Service Authority, RB, Build America Bonds, 6.45%, 1/01/50	12,000	16,713,120
Tennessee — 3.5%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds:
Series A2, 7.43%, 7/01/43	35,105	42,956,935
Series B, 6.73%, 7/01/43	2,500	3,030,675
		45,987,610
Texas — 9.1%
Bexar County Hospital District, GO, Build America Bonds, 5.41%, 2/15/40 (a)	20,000	22,057,600
City of San Antonio Texas, RB, Build America Bonds:
6.31%, 2/01/37 (a)	35,000	40,210,800
6.17%, 2/01/41	19,000	21,518,260
Cypress-Fairbanks ISD, GO, Build America Bonds, Direct Payment, 6.63%, 2/15/38	14,000	16,223,200

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas Area Rapid Transit, RB, Build America Bonds, 5.02%, 12/01/48 (a)	$2,500	$2,953,450
Katy ISD, GO, Build America Bonds (PSF- GTD), 6.35%, 2/15/41 (a)	5,000	5,549,550
North Texas Municipal Water District, RB, Build America Bonds, 6.01%, 9/01/40 (a)	10,000	11,589,000
		120,101,860
Utah — 3.2%
County of Utah, RB, Build America Bonds, Recovery, Series Z, 7.13%, 12/01/39	11,800	13,063,898
Utah Transit Authority, RB, Build America Bonds, Series SU, 5.71%, 6/15/40	26,405	29,716,979
		42,780,877
Virginia — 0.5%
Virginia Small Business Financing Authority, RB, Elizabeth River Crossing OPCO LLC Project, Senior Lien, AMT, 5.50%, 1/01/42	6,250	6,430,000
Washington — 1.6%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,918,300
Washington State Convention Center Public Facilities District, RB, Build America Bonds, 6.79%, 7/01/40	12,350	15,025,257
		20,943,557
West Virginia — 0.5%
Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	9,310	6,905,134
Total Long-Term Investments (Cost – $1,600,083,850) – 139.8%		1,841,266,682

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	1,984,723	$1,984,723
Total Short-Term Securities (Cost – $1,984,723) – 0.1%		1,984,723
Total Investments (Cost - $1,602,068,573*) – 139.9%		1,843,251,405
Liabilities in Excess of Other Assets – (39.9)%		(526,096,963)
Net Assets – 100.0%		$1,317,154,442

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$1,602,068,573
Gross unrealized appreciation	$241,376,265
Gross unrealized depreciation	(193,433)
Net unrealized appreciation	$241,182,832

(a)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,448,706	536,017	1,984,723	$11,498

(d)	Represents the current yield as of report date.

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

•	Reverse repurchase agreements outstanding as of April 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Deutsche Bank Securities, Inc.	0.55%	3/05/12	Open	$2,061,794	$2,060,000
Credit Suisses Securities (USA) LLC	0.50%	3/15/12	Open	11,512,510	11,505,000
Credit Suisses Securities (USA) LLC	0.50%	3/16/12	Open	9,493,561	9,487,500
Credit Suisses Securities (USA) LLC	0.50%	3/21/12	Open	180,096,647	179,994,150
Deutsche Bank Securities, Inc.	0.50%	3/21/12	Open	48,465,082	48,437,500
Deutsche Bank Securities, Inc.	0.55%	3/21/12	Open	56,794,028	56,758,475
Barclays Capital, Inc.	0.50%	3/29/12	Open	13,517,330	13,511,138
Barclays Capital, Inc	0.50%	4/03/12	Open	30,116,808	30,105,100
Citigroup Global Markets, Inc.	0.60%	4/04/12	Open	18,250,114	18,241,905
Barclays Capital, Inc.	0.55%	4/16/12	Open	15,803,621	15,800,000
Barclays Capital, Inc.	0.50%	4/18/12	Open	88,617,398	88,601,400
Credit Suisses Securities (USA) LLC	0.50%	4/18/12	Open	57,434,537	57,424,169
Deutsche Bank Securities, Inc.	0.55%	4/30/12	Open	28,535,436	28,535,000
Total				$560,698,866	$560,461,337

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
320	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$42,330,000	$(625,608)
1,445	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	$206,454,375	(3,290,246)
Total					$(3,915,854)

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2012	5

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,841,266,682	—	$1,841,266,682
Short-Tem Securities	$1,984,723	—	—	1,984,723
Total	$1,984,723	$1,841,266,682	—	$1,843,251,405

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2012	6

Schedule of Investments (concluded)	BlackRock Build America Bond Trust (BBN)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(3,915,854)	—	—	$(3,915,854)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying or face amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$4,261,000	—	—	$4,261,000
Liabilities:
Reverse Repurchase Agreements	—	$(560,461,337)	—	(560,461,337)
Total	$4,261,000	$(560,461,337)	—	$(556,200,337)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2012	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: June 22, 2012